ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2022
ORGANIZATION AND BASIS OF PRESENTATION
Summary of Variable Interest Entities and Subsidiaries

As of December 31, 2022, the Company’s principal subsidiaries are as follows:

			Percentage of
	Date of	Place of	legal ownership
	incorporation	incorporation	by the Company	Principal activities
Subsidiaries
Gracell Biotechnologies Holdings Limited (“Gracell BVI”)	May 22, 2018	British Virgin Islands	100%	Investment holding
Gracell Biotechnologies (HK) Limited (“Gracell HK”)	June 7, 2018	Hong Kong	100%	Investment holding
Gracell Bioscience (Shanghai) Co., Ltd.	August 24, 2018	The PRC	100%	Research and development of innovative medicines
Gracell Biopharmaceuticals, Inc.	February 11, 2020	The United States of America	100%	Research and development of innovative medicines
Gracell Biomedicine (Shanghai) Co., Ltd.	August 19, 2020	The PRC	100%	Research and development of innovative medicines
Hainan Gracell Biomedicine Co., Ltd.	June 25, 2021	The PRC	100%	Research and development of innovative medicines
Suzhou Gracell Bioscience Co., Ltd.	July 12, 2021	The PRC	100%	Research and development of innovative medicines
VIE
Gracell Biotechnologies (Shanghai) Co., Ltd.	May 22, 2017	The PRC	—	Research and development of innovative medicines
VIE’s subsidiary
Suzhou Gracell Biotechnologies Co., Ltd. (“Suzhou Gracell”)	April 23, 2018	The PRC	—	Research and development of innovative medicines

Summary of Financial Statements of the Variable Interest Entity and its Subsidiaries

The following financial information of the Group’s VIE and the VIE’s subsidiary as of December 31, 2021 and 2022 and for each of the three years in the period ended December 31, 2022 is included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
			(Note 2)
ASSETS
Current assets:
Cash and cash equivalents	122,220	110,479	16,018
Short-term investments	3,615	3,559	516
Amounts due from related parties	65,705	93,705	13,586
Prepayments and other current assets	40,968	20,675	2,998
Total current assets	232,508	228,418	33,118
Property, equipment and software	60,944	44,742	6,487
Operating lease, right-of-use assets	4,827	7,911	1,147
Other non-current assets	7,983	2,746	398
TOTAL ASSETS	306,262	283,817	41,150
LIABILITIES
Current liabilities:
Amounts due to related parties	486,794	676,174	98,036
Accruals and other current liabilities	35,685	41,425	6,006
Short-term borrowings	66,100	104,600	15,166
Operating lease liabilities, current	4,367	4,998	725
Current portion of long-term borrowings	2,376	7,844	1,137
Total current liabilities	595,322	835,041	121,070
Amounts due to related parties	59,500	59,500	8,627
Long-term borrowings	54,349	46,505	6,742
Operating lease liabilities, non-current	730	4,436	643
TOTAL LIABILITIES	709,901	945,482	137,082

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Total revenue from related parties	16,906	16,226	26,415	3,830
Net loss	(100,195)	(225,650)	(263,157)	(38,154)

	For the years ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
				(Note 2)
Net cash used in operating activities	(84,862)	(166,777)	(210,598)	(30,534)
Net cash used in investing activities	(68,628)	(2,730)	(9,055)	(1,313)
Net cash generated from financing activities	161,086	241,978	207,912	30,144